John Hancock
Financial Opportunities Fund
Quarterly portfolio holdings 9/30/2020

Fund’s investments
As of 9-30-20 (unaudited)
	Shares	Value
Common stocks 126.9% (95.4% of Total investments)		$460,194,750
(Cost $416,515,186)
Financials 124.4%		450,952,307
Banks 105.3%
1st Source Corp. (A)	121,706	3,753,413
American Business Bank (B)	21,548	489,140
American National Bankshares, Inc.	93,258	1,950,957
American River Bankshares	63,184	629,313
American Riviera Bank (B)	186,611	2,257,993
Ameris Bancorp	306,471	6,981,409
Atlantic Capital Bancshares, Inc. (B)	202,690	2,300,532
Atlantic Union Bankshares Corp.	251,010	5,364,084
Avidbank Holdings, Inc. (B)	200,000	2,640,000
Bank of America Corp. (A)(C)	551,669	13,289,706
Bank of Commerce Holdings	127,451	888,333
Bank of Marin Bancorp	117,462	3,401,700
Bar Harbor Bankshares	129,698	2,665,294
BayCom Corp. (B)	123,093	1,267,858
Berkshire Hills Bancorp, Inc.	172,246	1,741,407
Bremer Financial Corp. (D)(E)	41,667	2,252,214
Bryn Mawr Bank Corp.	80,000	1,989,600
Business First Bancshares, Inc. (A)(C)	54,269	814,035
Cadence BanCorp	286,424	2,460,382
California Bancorp, Inc. (B)	76,909	871,379
Cambridge Bancorp	44,174	2,348,290
Camden National Corp.	54,131	1,636,109
Central Valley Community Bancorp	31,341	387,061
Centric Financial Corp. (B)(D)	275,000	1,890,281
Citigroup, Inc. (A)(C)	247,747	10,680,376
Citizens Community Bancorp, Inc.	107,710	742,122
Citizens Financial Group, Inc. (A)(C)	503,303	12,723,500
City Holding Company	30,868	1,778,305
Civista Bancshares, Inc.	129,978	1,627,325
Coastal Financial Corp. (B)	124,053	1,519,649
Columbia Banking System, Inc. (A)(C)	183,487	4,376,165
Comerica, Inc.	167,706	6,414,755
Communities First Financial Corp. (B)	115,523	2,714,791
County Bancorp, Inc.	62,184	1,169,059
Cullen/Frost Bankers, Inc. (A)(C)	158,225	10,118,489
Eagle Bancorp Montana, Inc.	82,912	1,460,909
East West Bancorp, Inc.	43,408	1,421,178
Equity Bancshares, Inc., Class A (B)	130,915	2,029,183
Evans Bancorp, Inc.	69,760	1,552,160
Fifth Third Bancorp	579,289	12,350,441
First Business Financial Services, Inc.	60,700	867,403
First Community Corp.	132,912	1,811,591
First Financial Bancorp	403,431	4,843,189
First Horizon National Corp.	251,215	2,368,957
First Merchants Corp.	114,010	2,640,472
First Mid Bancshares, Inc.	28,496	710,975
FNB Corp.	621,243	4,212,028
German American Bancorp, Inc.	110,169	2,989,987
Glacier Bancorp, Inc.	82,643	2,648,708
Great Southern Bancorp, Inc.	40,257	1,458,109
2	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Great Western Bancorp, Inc.	141,778	$1,765,136
Hancock Whitney Corp.	263,808	4,962,228
HBT Financial, Inc.	135,117	1,516,013
Heritage Commerce Corp.	519,533	3,457,492
Heritage Financial Corp.	161,533	2,970,592
Horizon Bancorp, Inc.	429,365	4,332,293
Howard Bancorp, Inc. (A)(B)	156,530	1,405,639
Huntington Bancshares, Inc. (A)	672,537	6,167,164
Independent Bank Corp. (Massachusetts) (A)	59,430	3,112,943
Independent Bank Corp. (Michigan) (A)	125,407	1,576,366
JPMorgan Chase & Co. (A)(C)	139,331	13,413,395
KeyCorp (A)(C)	827,532	9,872,457
Level One Bancorp, Inc. (A)	68,719	1,072,016
Live Oak Bancshares, Inc. (A)(C)	100,017	2,533,431
M&T Bank Corp. (A)	110,578	10,183,128
Mackinac Financial Corp. (A)	72,333	698,013
Metrocity Bankshares, Inc. (A)	65,263	859,514
MidWestOne Financial Group, Inc. (A)	38,224	683,063
Nicolet Bankshares, Inc. (A)(B)	49,538	2,705,270
Northrim BanCorp, Inc.	97,720	2,490,883
Old National Bancorp (A)(C)	364,040	4,572,342
Old Second Bancorp, Inc. (A)	305,694	2,291,177
Pacific Premier Bancorp, Inc. (A)(C)	285,177	5,743,465
PacWest Bancorp	201,725	3,445,463
Park National Corp. (A)(C)	30,072	2,464,701
Peoples Bancorp, Inc. (A)	122,945	2,347,020
Pinnacle Financial Partners, Inc. (A)(C)	126,415	4,499,110
Prime Meridian Holding Company	108,010	1,506,740
QCR Holdings, Inc. (A)	70,803	1,940,710
Red River Bancshares, Inc. (A)(C)	8,993	386,699
Regions Financial Corp. (A)	703,904	8,116,013
Renasant Corp.	185,399	4,212,265
SB Financial Group, Inc.	247,702	3,341,500
Shore Bancshares, Inc.	183,579	2,015,697
South Atlantic Bancshares, Inc. (B)	289,568	2,426,580
South State Corp. (A)(C)	29,868	1,438,144
Southern First Bancshares, Inc. (B)	131,586	3,177,802
Stock Yards Bancorp, Inc.	94,346	3,211,538
Synovus Financial Corp.	230,856	4,887,222
TCF Financial Corp.	258,153	6,030,454
The Community Financial Corp.	50,699	1,082,424
The First Bancorp, Inc.	245,664	5,178,597
The First Bancshares, Inc.	210,000	4,403,700
The First of Long Island Corp.	52,561	778,428
The PNC Financial Services Group, Inc. (A)(C)	129,013	14,179,819
TriCo Bancshares	204,465	5,007,348
Truist Financial Corp.	355,146	13,513,305
U.S. Bancorp	305,283	10,944,396
United BanCorp of Alabama, Inc., Class A	150,000	2,859,000
United Bankshares, Inc. (A)(C)	147,123	3,158,731
United Community Banks, Inc.	86,702	1,467,865
Washington Trust Bancorp, Inc.	123,905	3,798,927
Zions Bancorp NA	346,871	10,135,571
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	3

	Shares	Value
Financials (continued)
Capital markets 11.6%
Ares Management Corp., Class A	217,118	$8,775,910
Golub Capital BDC, Inc.	106,097	1,404,724
Invesco, Ltd. (A)(C)	114,189	1,302,896
KKR & Company, Inc.	355,776	12,217,348
Oaktree Specialty Lending Corp.	837,762	4,054,768
Sixth Street Specialty Lending, Inc. (A)(C)	168,379	2,897,803
StepStone Group, Inc., Class A (B)	21,087	561,125
The Blackstone Group, Inc., Class A	209,677	10,945,139
Consumer finance 0.7%
Discover Financial Services	45,454	2,626,332
Diversified financial services 1.1%
Eurazeo SE (B)	25,969	1,405,961
Onex Corp. (A)	58,449	2,607,390
Insurance 0.3%
Assured Guaranty, Ltd.	41,862	899,196
Thrifts and mortgage finance 5.4%
OP Bancorp (A)	170,717	976,501
Premier Financial Corp.	456,779	7,114,333
Provident Financial Holdings, Inc. (A)	97,339	1,158,334
Southern Missouri Bancorp, Inc.	101,900	2,402,802
Westbury Bancorp, Inc. (B)	88,349	1,758,145
WSFS Financial Corp.	222,599	6,003,495
Information technology 1.1%		3,979,814
IT services 1.1%
EVERTEC, Inc.	114,659	3,979,814
Real estate 1.4%		5,262,629
Equity real estate investment trusts 1.4%
Park Hotels & Resorts, Inc. (A)	50,154	501,038
Plymouth Industrial REIT, Inc.	179,294	2,212,488

Simon Property Group, Inc. (A)(C)	39,411	2,549,103
Preferred securities 4.0% (3.0% of Total investments)		$14,567,681
(Cost $17,827,775)
Financials 3.5%		12,856,914
Banks 2.9%
Atlantic Union Bankshares Corp., 6.875% (A)(C)	57,500	1,510,525
CNB Financial Corp., 7.125%	60,000	1,506,000
Level One Bancorp, Inc., 7.500%	50,000	1,258,000
Pinnacle Financial Partners, Inc., 6.750% (A)(C)	71,825	1,902,644
Tectonic Financial, Inc. (9.000% to 5-15-24, then 3 month LIBOR + 6.720%)	186,840	1,384,484
United Community Banks, Inc., 6.875% (A)(C)	57,500	1,536,975
WesBanco, Inc. (6.750% to 11-15-25, then 5 Year CMT + 6.557%) (A)(C)	50,000	1,348,000
Mortgage real estate investment trusts 0.6%
Invesco Mortgage Capital, Inc. (7.750% to 12-27-24, then 3 month LIBOR + 5.180%)	121,425	2,410,286
Real estate 0.5%		1,710,767
Equity real estate investment trusts 0.5%
Bluerock Residential Growth REIT, Inc., 8.250%	40,340	1,014,148
Sotherly Hotels, Inc., 8.000%	60,000	321,600
Sotherly Hotels, Inc., 8.250%	70,625	375,019

4	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.8% (0.6% of Total investments)				$2,957,775
(Cost $3,390,000)
Financials 0.8%				2,957,775
Insurance 0.8%

AXA SA (F)	7.250	05-15-21	3,390,000	2,957,775
Certificate of deposit 0.1% (0.0% of Total investments)				$80,002
(Cost $80,002)
Country Bank for Savings	1.140	08-29-22	2,104	2,104
Eastern Savings Bank FSB	0.200	04-22-21	1,954	1,954
First Bank Richmond NA	1.250	12-05-22	21,642	21,642
First Federal of Northern Michigan	0.100	01-07-21	3,051	3,051
First National Bank	0.400	12-17-20	1,354	1,354
Home National Bank	1.739	11-04-21	18,927	18,927
Hudson United Bank	0.800	04-23-21	2,224	2,224
Machias Savings Bank	0.500	05-31-21	2,006	2,006
Milford Federal Bank	0.300	10-26-20	2,053	2,053
Mount Washington Co-operative Bank	0.650	11-01-21	1,925	1,925
Mt. McKinley Bank	0.500	12-03-20	1,717	1,717
MutualOne Bank	2.020	09-09-21	4,097	4,097
Newburyport Five Cents Savings Bank	0.700	10-19-20	2,122	2,122
Newtown Savings Bank	0.450	06-01-21	1,982	1,982
Rosedale Federal Savings & Loan Association	0.500	06-01-21	2,040	2,040
Salem Five Bancorp	0.250	12-17-20	1,739	1,739
Sunshine Federal Savings and Loan Association	0.500	05-10-21	2,066	2,066
The Milford Bank	0.250	06-10-21	1,923	1,923
U.S. Bancorp	0.600	04-05-21	5,076	5,076

	Par value^	Value
Short-term investments 1.3% (1.0% of Total investments)		$4,784,000
(Cost $4,784,000)
Repurchase agreement 1.3%		4,784,000
Repurchase Agreement with State Street Corp. dated 9-30-20 at 0.000% to be repurchased at $4,784,000 on 10-1-20, collateralized by $4,808,000 U.S. Treasury Notes, 1.125% due 2-28-22 (valued at $4,879,718)	4,784,000	4,784,000

Total investments (Cost $442,596,963) 133.1%	$482,584,208
Other assets and liabilities, net (33.1%)	(119,971,191)
Total net assets 100.0%	$362,613,017

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 9-30-20 was $153,366,145. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $94,868,966.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 9-30-20, and is a component of the fund's leverage under the Liquidity Agreement.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund's investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	5

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	5,000,000	USD	Fixed 1.594%	USD 3 Month LIBOR BBA(a)	Semi-Annual	Quarterly	Dec 2020	—	$(36,634)	$(36,634)
Centrally cleared	5,000,000	USD	Fixed 1.790%	USD 3 Month LIBOR BBA(a)	Semi-Annual	Quarterly	Aug 2022	—	(156,780)	(156,780)
Centrally cleared	15,000,000	USD	Fixed 1.220%	USD 3 Month LIBOR BBA(a)	Semi-Annual	Quarterly	Mar 2030	—	(753,118)	(753,118)
Centrally cleared	25,000,000	USD	Fixed 1.136%	USD 3 Month LIBOR BBA(a)	Semi-Annual	Quarterly	Mar 2030	—	(1,057,089)	(1,057,089)
Centrally cleared	25,000,000	USD	Fixed 1.077%	USD 3 Month LIBOR BBA(a)	Semi-Annual	Quarterly	Mar 2030	—	(916,664)	(916,664)
								—	$(2,920,285)	$(2,920,285)

(a)	At 9-30-20, the 3 month LIBOR was 0.234%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
6	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of September 30, 2020, by major security category or type:
	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$381,840,105	$376,190,870	$3,397,021	$2,252,214
Capital markets	42,159,713	42,159,713	—	—
Consumer finance	2,626,332	2,626,332	—	—
Diversified financial services	4,013,351	2,607,390	1,405,961	—
Insurance	899,196	899,196	—	—
Thrifts and mortgage finance	19,413,610	19,413,610	—	—
Information technology
IT services	3,979,814	3,979,814	—	—
Real estate
Equity real estate investment trusts	5,262,629	5,262,629	—	—
Preferred securities	14,567,681	14,567,681	—	—
Convertible bonds	2,957,775	—	2,957,775	—
Certificate of deposit	80,002	—	80,002	—
Short-term investments	4,784,000	—	4,784,000	—
Total investments in securities	$482,584,208	$467,707,235	$12,624,759	$2,252,214
|	7

	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Derivatives:
Liabilities
Swap contracts	$(2,920,285)	—	$(2,920,285)	—
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at September 30, 2020:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Bremer Financial Corp.	10-25-19	$5,000,040	41,667	—	—	41,667	0.6%	$2,252,214
Centric Financial Corp.	5-22-18	2,543,750	275,000	—	—	275,000	0.5%	1,890,281
								$4,142,495
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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